Lexington Money Market Trust
                 Supplement dated December 13, 1995
    to The Statement of Additional Information dated May 1, 1995


Investment Adviser, Distributor & Administrator



Lexington Management Corporation and Lexington Funds Distributor, Inc. are wholly-owned subsidiaries of Lexington Global Asset Managers, Inc., a Delaware corporation with offices at Park 80 West Plaza Two, Saddle Brook, NJ 07663. Descendants of Lunsford Richardson, Sr., their spouses, trusts and other related entities have a majority voting control of the outstanding shares of Lexington Global Asset Managers, Inc.